Payments, by Government - 12 months ended Dec. 31, 2025 $ in Thousands	Taxes CAD ($)	Taxes USD ($)	Royalties CAD ($)	Fees CAD ($)	Bonuses CAD ($)	Infrastructure CAD ($)	Total Payments CAD ($)
Total	$ 66,660,000		$ 260,200,000	$ 10,850,000	$ 17,450,000	$ 620,000	$ 355,780,000
CANADA | GOVERNMENT OF CANADA [Member]
Total			40,000	100,000			140,000
CANADA | PROVINCE OF ALBERTA [Member]
Total			128,810,000	6,640,000	16,520,000		151,970,000
CANADA | PROVINCE OF SASKATCHEWAN [Member]
Total			26,160,000	2,390,000	270,000		28,820,000
CANADA | BRAZEAU COUNTY [Member]
Total	260,000						260,000
CANADA | CLEARWATER COUNTY [Member]
Total	260,000						260,000
CANADA | COUNTY OF VERMILION RIVER NO. 24 [Member]
Total	450,000						450,000
CANADA | COUNTY OF WETASKIWIN NO. 10 [Member]
Total	660,000			120,000			780,000
CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO. 87 [Member]
Total	890,000						890,000
CANADA | MUNICIPAL DISTRICT OF SMOKY RIVER NO.130 [Member]
Total	500,000						500,000
CANADA | NORTHERN SUNRISE COUNTY [Member]
Total	5,670,000						5,670,000
CANADA | PONOKA COUNTY [Member]
Total	280,000						280,000
CANADA | RURAL MUNICIPALITY OF ANTELOPE PARK NO. 322 [Member]
Total	160,000						160,000
CANADA | RURAL MUNICIPALITY OF BRITANNIA NO. 502 [Member]
Total	820,000			50,000			870,000
CANADA | RURAL MUNICIPALITY OF CHESTERFIELD NO. 261 [Member]
Total	310,000						310,000
CANADA | RURAL MUNICIPALITY OF ELDON NO. 471 [Member]
Total	550,000			10,000			560,000
CANADA | RURAL MUNICIPALITY OF FRENCHMAN BUTTE NO. 501 [Member]
Total	240,000						240,000
CANADA | RURAL MUNICIPALITY OF HILLSDALE NO. 440 [Member]
Total	2,040,000			100,000			2,140,000
CANADA | RURAL MUNICIPALITY OF KINDERSLEY NO.290 [Member]
Total	1,850,000			570,000		150,000	2,570,000
CANADA | RURAL MUNICIPALITY OF MOUNTAIN VIEW NO. 318 [Member]
Total	100,000			80,000			180,000
CANADA | RURAL MUNICIPALITY OF OAKDALE NO. 320 [Member]
Total	1,620,000		50,000	40,000			1,710,000
CANADA | RURAL MUNICIPALITY OF PLEASANT VALLEY NO. 288 [Member]
Total	90,000			100,000			190,000
CANADA | RURAL MUNICIPALITY OF PRAIRIEDALE NO. 321 [Member]
Total	720,000			10,000			730,000
CANADA | RURAL MUNICIPALITY OF PROGRESS NO. 351 [Member]
Total	830,000			10,000			840,000
CANADA | RURAL MUNICIPALITY OF WILTON NO. 472 [Member]
Total	280,000						280,000
CANADA | RURAL MUNICIPALITY OF WINSLOW NO.319 [Member]
Total	130,000						130,000
CANADA | SPECIAL AREAS BOARD [Member]
Total	560,000			40,000			600,000
CANADA | STURGEON COUNTY [Member]
Total	470,000						470,000
CANADA | METIS SETTLEMENTS GENERAL COUNCIL [Member]
Total			6,920,000				6,920,000
CANADA | PEAVINE METIS SETTLEMENT ASSOCIATION [Member]
Total			10,890,000	$ 590,000	540,000		12,020,000
CANADA | WOODLAND CREE FIRST NATION #474 [Member]
Total					$ 120,000		120,000
UNITED STATES | STATE OF TEXAS [Member]
Total		$ 14,940	$ 87,330,000			340,000	102,610,000
UNITED STATES | COTULLA INDEPENDENT SCHOOL DISTRICT [Member]
Total		2,210					2,210,000
UNITED STATES | DEWITT COUNTY [Member]
Total		910					910,000
UNITED STATES | DIMMIT COUNTY [Member]
Total		$ 940					940,000
UNITED STATES | FAYETTE COUNTY [Member]
Total	1,140,000						1,140,000
UNITED STATES | GONZALES COUNTY [Member]
Total	7,460,000						7,460,000
UNITED STATES | KARNES CITY INDEPENDENT SCHOOL DISTRICT [Member]
Total	500,000						500,000
UNITED STATES | KARNES COUNTY [Member]
Total	5,620,000						5,620,000
UNITED STATES | LA SALLE COUNTY [Member]
Total	1,220,000						1,220,000
UNITED STATES | LAVACA COUNTY [Member]
Total	$ 11,980,000						11,980,000
UNITED STATES | TEXAS RAILROAD COMMISSION [Member]
Total						$ 130,000	$ 130,000